Contracts in Process (Tables)	12 Months Ended
Dec. 31, 2017
Contractors [Abstract]
Components of Contracts in Process
The components of contracts in process are presented in the table below. The unbilled contract receivables, inventoried contract costs and unliquidated progress payments principally relate to contracts with the U.S. Government and prime contractors or subcontractors of the U.S. Government.

	December 31,
	2017	2016
	(in millions)
Unbilled contract receivables, gross	$1,874	$1,890
Unliquidated progress payments	(761)	(827)
Unbilled contract receivables, net	1,113	1,063
Inventoried contract costs, gross	891	998
Unliquidated progress payments	(71)	(203)
Inventoried contract costs, net	820	795
Total contracts in process	$1,933	$1,858

General and Administrative, Independent Research and Development and Bid and Proposal Costs
The table below presents a summary of G&A, IRAD and B&P costs included in inventoried contract costs and the changes to them, including amounts charged to cost of sales by the Company’s U.S. Government contractor businesses for the periods presented.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Amounts included in inventoried contract costs at beginning of the year	$173	$137	$114
Contract costs incurred:
IRAD and B&P	333	304	280
Other G&A(1)	842	749	742
Total	1,175	1,053	1,022
Amounts charged to operating costs and expenses	(1,179)	(1,017)	(999)
Amounts included in inventoried contract costs at end of the year	$169	$173	$137
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(1)	Amounts include severance and restructuring related costs of $91 million, $13 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Selling, General and Administrative Expenses and Research and Development Expenses
The table below presents a summary of selling, general and administrative expenses and research and development expenses for the Company’s commercial businesses, which are expensed as incurred and included in cost of sales.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Selling, general and administrative expenses	$278	$223	$261
Research and development expenses	63	54	52
Total	$341	$277	$313